Share-based Payment (Details) - Schedule of unvested time-based restricted common stock	12 Months Ended
Dec. 31, 2022 shares
Schedule Of Unvested Time Based Restricted Common Stock Abstract
Unvested Beginning balance	1,812,663
Vested	382,250
Granted	981,000
Forfeited	38,750
Unvested Ending balance	410,663